Description of the Business - Additional Information (Detail)	Mar. 01, 2024 AffiliatedProperty	May 23, 2022 $ / shares
Nature Of Operations [Line Items]
Number of affiliated property and casualty insurers | AffiliatedProperty	28
Class V Common Stock Units [Member] | Non Economic Voting Shares [Member]
Nature Of Operations [Line Items]
Common stock par or stated value per share | $ / shares		$ 0.0001